Rockefeller Municipal Opportunities Fund
Schedule of Investments
December 31, 2024 (Unaudited)

MUNICIPAL BONDS - 110.1%	Par	Value
Alabama - 3.2%
Energy Southeast A Cooperative District, 5.25%, 07/01/2054 (a)	$1,000,000	$1,079,780

California - 12.9%
California Community Choice Financing Authority, 5.00%, 11/01/2055 (a)	1,500,000	1,580,026
California Municipal Finance Authority, 4.00%, 09/01/2050 (Obligor: Barlow Respiratory Hosp)	865,000	700,829
California Public Finance Authority, 6.50%, 06/01/2054 (Obligor: P3 Irvine Sl Holdings Obl) (b)	1,000,000	979,398
Golden State Tobacco Securitization Corp., 0.00%, 06/01/2066 (c)	10,000,000	1,062,020
		4,322,273

Colorado - 2.6%
Creekwalk Marketplace Business Improvement District, 6.00%, 12/01/2054	875,000	865,371

District of Columbia - 3.2%
Metropolitan Washington Airports Authority Aviation Revenue, 5.25%, 10/01/2049 (d)	1,000,000	1,063,823

Florida - 3.3%
Langley South Community Development District, 5.40%, 05/01/2055	1,000,000	992,681
Palm Beach County Health Facilities Authority, 5.00%, 05/15/2036 (Obligor: Lifespace Communities Obl)	100,000	101,353
		1,094,034

Georgia - 6.0%
Development Authority of Burke County, 2.15%, 11/01/2052 (Obligor: Georgia Power Company) (a)(d)	2,000,000	2,000,000

Indiana - 1.8%
Indiana Housing & Community Development Authority, 2.35%, 07/01/2047 (a)	610,000	610,000

Iowa - 2.9%
Iowa Finance Authority, 5.13%, 05/15/2059 (Obligor: Lifespace Communities Obl)	1,000,000	989,565

Kansas - 0.1%
Wyandotte County-Kansas City Unified Government Utility System Revenue, 5.00%, 09/01/2044	30,000	30,008

Louisiana - 4.0%
New Orleans Aviation Board, 5.25%, 01/01/2042 (d)	1,250,000	1,342,690

Massachusetts - 3.9%
Massachusetts Development Finance Agency
5.00%, 07/01/2044 (Obligor: Wellforce Obligated Group)	750,000	731,229
5.88%, 12/01/2060 (Obligor: Ginger Care Inc Oblig Grp) (b)	600,000	579,543
		1,310,772

Minnesota - 1.6%
City of Center City MN, 5.00%, 11/01/2047 (Obligor: Hazelden Betty Ford Fndtn)	500,000	524,489

Missouri - 0.1%
Health & Educational Facilities Authority of the State of Missouri, 5.00%, 11/15/2044 (Obligor: Coxhealth Obligated Group)	35,000	35,009

Nebraska - 0.1%
Municipal Energy Agency of Nebraska, 5.00%, 04/01/2036	25,000	25,032

New Hampshire - 2.0%
New Hampshire Business Finance Authority, 0.00%, 12/01/2031 (b)(c)	1,000,000	669,629

New York - 30.2%(e)
Build NYC Resource Corp., 5.00%, 09/01/2059 (Obligor: Bay Ridge Preparatory Sch) (b)	500,000	481,648
Metropolitan Transportation Authority, 5.00%, 11/15/2045	270,000	270,566
Metropolitan Transportation Authority Dedicated Tax Fund, 2.35%, 11/01/2031 (Obligor: TD BANK NA) (a)	1,100,000	1,100,000
New York City Housing Development Corp., 5.00%, 11/01/2059	795,000	819,291
New York City Municipal Water Finance Authority
2.00%, 06/15/2050 (a)	580,000	580,000
5.25%, 06/15/2054	1,000,000	1,087,683
New York City Transitional Finance Authority, 5.00%, 11/01/2053	1,500,000	1,607,567
New York City Transitional Finance Authority Future Tax Secured Revenue, 2.45%, 08/01/2042 (a)	1,295,000	1,295,000
New York Transportation Development Corp.
5.00%, 07/01/2041 (Obligor: Laguardia Gateway Partner) (d)	880,000	880,020
5.50%, 12/31/2060 (Obligor: Jfk Millennium Partners) (d)	1,000,000	1,055,785
Triborough Bridge & Tunnel Authority, 2.35%, 01/01/2032 (a)	1,000,000	1,000,000
		10,177,560

North Carolina - 6.3%
Charlotte-Mecklenburg Hospital Authority, 2.35%, 01/15/2044 (Obligor: Atrium Health Oblig Grp) (a)	1,300,000	1,300,000
North Carolina Housing Finance Agency, 2.35%, 01/01/2050 (a)	800,000	800,000
		2,100,000

Ohio - 14.1%
Buckeye Tobacco Settlement Financing Authority, 5.00%, 06/01/2055	1,500,000	1,331,329
County of Hamilton OH, 2.55%, 08/15/2051 (Obligor: Trihealth Obligated Group) (a)	1,250,000	1,250,000
Ohio Housing Finance Agency, 6.00%, 01/01/2045 (Obligor: Mansfield Aal Lp) (b)	1,000,000	998,775
Ohio Water Development Authority Water Pollution Control Loan Fund, 2.35%, 12/01/2054 (a)	1,150,000	1,150,000
		4,730,104

Oklahoma - 0.1%
Norman Regional Hospital Authority, 4.00%, 09/01/2037 (Obligor: Norman Regl Hosp Auth Obl)	35,000	30,352

Pennsylvania - 1.5%
Pennsylvania Higher Educational Facilities Authority, 2.30%, 11/01/2061 (Obligor: Thomas Jefferson Univ Obl) (a)	500,000	500,000

Puerto Rico - 2.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 0.00%, 07/01/2051 (c)	4,000,000	939,173

South Carolina - 1.3%
South Carolina Public Service Authority, 5.00%, 12/01/2046	445,000	445,087

Texas - 0.4%
Tarrant County Cultural Education Facilities Finance Corp., 5.00%, 11/15/2035 (Obligor: Barton Creek Sr Living Ob)	135,000	135,072

Utah - 1.5%
Mida Mountain Village Public Infrastructure District, 6.00%, 06/15/2054 (b)	500,000	515,770

Virginia - 4.2%
Albemarle County Economic Development Authority, 2.35%, 10/01/2048 (Obligor: Sentara Hlthcr Oblig Gp) (a)	1,400,000	1,400,000
TOTAL MUNICIPAL BONDS (Cost $36,983,064)		36,935,593

TOTAL INVESTMENTS - 110.1% (Cost $36,983,064)		36,935,593
Liabilities in Excess of Other Assets - (10.1)%		(3,390,571)
TOTAL NET ASSETS - 100.0%		$33,545,022
two		–%
Percentages are stated as a percent of net assets.		–%

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $4,224,763 or 12.6% of the Fund’s net assets.

(c)	Zero coupon bonds make no periodic interest payments.
(d)	Security subject to the Alternative Minimum Tax ("AMT"). As of December 31, 2024, the total value of securities subject to the AMT was $6,342,318 or 18.9% of net assets.
(e)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Rockefeller Municipal Opportunities Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$36,935,593	$–	$36,935,593
Total Investments	$–	$36,935,593	$–	$36,935,593

Refer to the Schedule of Investments for further disaggregation of investment categories.